SHARE-BASED COMPENSATION (Details 3) - 2007 Plan $ / shares in Units, RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 RUB shares
Weighted Average Grant Date Fair Value
Unamortized share-based compensation expense related to unvested share options, RSUs and SARs	$ 104.4	RUB 7,608
Weighted average period for recognition of unamortized share-based compensation expense	3 years 1 month 2 days
Options
Quantity
Non-vested at the beginning of the period (in shares)	98,124
Granted (in shares)	0
Vested (in shares)	(46,999)
Forfeited (in shares)	(8,750)
Non-vested at the end of the period (in shares)	42,375
Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 11.31
Vested (in dollars per share) | $ / shares	13.19
Forfeited (in dollars per share) | $ / shares	5.30
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 10.47
SARs
Quantity
Non-vested at the beginning of the period (in shares)	1,835,867
Granted (in shares)	0
Vested (in shares)	(150,717)
Forfeited (in shares)	(251,212)
Cancelled (in shares)	(1,378,071)
Non-vested at the end of the period (in shares)	55,867
Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 12.18
Vested (in dollars per share) | $ / shares	12.93
Forfeited (in dollars per share) | $ / shares	15.89
Cancelled | $ / shares	11.52
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 9.87
RSUs
Quantity
Non-vested at the beginning of the period (in shares)	2,956,759
Granted (in shares)	4,492,123
Vested (in shares)	(1,512,112)
Forfeited (in shares)	(267,808)
Non-vested at the end of the period (in shares)	5,668,962
Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 27.77
Granted (in dollars per share) | $ / shares	17.61
Vested (in dollars per share) | $ / shares	24.31
Forfeited (in dollars per share) | $ / shares	24.30
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 20.78
Number of restricted stock units expected to vest (in shares)	5,114,525	5,114,525